Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.2%
		Communication Services: 10.6%
61,432		Activision Blizzard, Inc.	$4,921,317	0.2
23,934	(1)	Alphabet, Inc. - Class A	66,568,831	2.6
22,013	(1)	Alphabet, Inc. - Class C	61,482,089	2.4
568,377		AT&T, Inc.	13,430,748	0.5
9,578	(1)	Charter Communications, Inc.	5,224,991	0.2
358,061		Comcast Corp. – Class A	16,764,416	0.7
22,282		Electronic Arts, Inc.	2,818,896	0.1
183,527	(1)	Meta Platforms, Inc.	40,809,064	1.6
34,366	(1)	NetFlix, Inc.	12,873,160	0.5
46,870	(1)	T-Mobile US, Inc.	6,015,764	0.3
334,333		Verizon Communications, Inc.	17,030,923	0.7
144,474	(1)	Walt Disney Co.	19,816,054	0.8
			267,756,253	10.6

		Consumer Discretionary: 12.0%
34,537	(1)	Amazon.com, Inc.	112,588,893	4.5
3,261	(1)	Booking Holdings, Inc.	7,658,295	0.3
18,559		Dollar General Corp.	4,131,790	0.2
49,776		eBay, Inc.	2,850,174	0.1
311,276		Ford Motor Co.	5,263,677	0.2
109,374	(1)	General Motors Co.	4,784,019	0.2
83,102		Home Depot, Inc.	24,874,922	1.0
26,289	(1)	Las Vegas Sands Corp.	1,021,853	0.1
53,646		Lowe's Cos, Inc.	10,846,685	0.4
21,627	(1)	Marriott International, Inc.	3,800,945	0.2
59,425		McDonald's Corp.	14,694,614	0.6
98,582		Nike, Inc. - Class B	13,265,194	0.5
11,722	(1),(2)	Rivian Automotive, Inc.	588,913	0.0
27,847		Ross Stores, Inc.	2,519,040	0.1
91,530		Starbucks Corp.	8,326,484	0.3
38,090		Target Corp.	8,083,460	0.3
66,228	(1)	Tesla, Inc.	71,367,293	2.8
94,903		TJX Cos., Inc.	5,749,224	0.2
			302,415,475	12.0

		Consumer Staples: 6.4%
145,137		Altria Group, Inc.	7,583,408	0.3
308,937		Coca-Cola Co.	19,154,094	0.7
66,422		Colgate-Palmolive Co.	5,036,780	0.2
12,411		Constellation Brands, Inc.	2,858,501	0.1
35,177		Costco Wholesale Corp.	20,256,675	0.8
18,208		Estee Lauder Cos., Inc.	4,958,403	0.2
47,997		General Mills, Inc.	3,250,357	0.1
55,557		Keurig Dr Pepper, Inc.	2,105,610	0.1
26,811		Kimberly-Clark Corp.	3,302,043	0.1
55,222		Kraft Heinz Co.	2,175,195	0.1
109,651		Mondelez International, Inc.	6,883,890	0.3
29,530	(1)	Monster Beverage Corp.	2,359,447	0.1
109,937		PepsiCo, Inc.	18,401,255	0.7
123,901		Philip Morris International, Inc.	11,639,260	0.5
191,497		Procter & Gamble Co.	29,260,742	1.2
40,652		Sysco Corp.	3,319,236	0.1
57,051		Walgreens Boots Alliance, Inc.	2,554,173	0.1
112,537		Walmart, Inc.	16,759,010	0.7
			161,858,079	6.4

		Energy: 3.0%
153,937		Chevron Corp.	25,065,562	1.0
104,983		ConocoPhillips	10,498,300	0.4
46,388		EOG Resources, Inc.	5,530,841	0.2
336,972		Exxon Mobil Corp.	27,830,517	1.1
154,755		Kinder Morgan, Inc.	2,926,417	0.1
111,271		Schlumberger NV	4,596,605	0.2
			76,448,242	3.0

		Financials: 10.9%
22,256		Allstate Corp.	3,082,679	0.1
49,018		American Express Co.	9,166,366	0.4
66,063		American International Group, Inc.	4,146,775	0.2
17,379		Aon PLC	5,659,124	0.2
565,784		Bank of America Corp.	23,321,617	0.9
58,582		Bank of New York Mellon Corp.	2,907,425	0.1
145,951	(1)	Berkshire Hathaway, Inc. – Class B	51,507,567	2.0
11,373		Blackrock, Inc.	8,690,905	0.3
55,761		Blackstone, Inc.	7,078,301	0.3
32,688		Capital One Financial Corp.	4,291,608	0.2
119,671		Charles Schwab Corp.	10,089,462	0.4
34,112		Chubb Ltd.	7,296,557	0.3
157,865		Citigroup, Inc.	8,429,991	0.3
28,519		CME Group, Inc.	6,783,529	0.3
26,073		Goldman Sachs Group, Inc.	8,606,697	0.3
44,235		Intercontinental Exchange, Inc.	5,844,328	0.2
233,639		JPMorgan Chase & Co.	31,849,668	1.3
40,416		Marsh & McLennan Cos., Inc.	6,887,695	0.3
55,573		Metlife, Inc.	3,905,670	0.2
12,908		Moody's Corp.	4,355,288	0.2
105,207		Morgan Stanley	9,195,092	0.4
33,756		PNC Financial Services Group, Inc.	6,226,294	0.2
46,469		Progressive Corp.	5,297,001	0.2
27,577		S&P Global, Inc.	11,311,534	0.5
19,164		Travelers Cos, Inc.	3,501,838	0.1
105,502		Truist Financial Corp.	5,981,963	0.2
106,789		US Bancorp	5,675,835	0.2
309,423		Wells Fargo & Co.	14,994,639	0.6
			276,085,448	10.9

		Health Care: 14.1%
138,208		Abbott Laboratories	16,358,299	0.7
140,579		AbbVie, Inc.	22,789,262	0.9
6,259	(1)	Align Technology, Inc.	2,728,924	0.1
44,412		Amgen, Inc.	10,739,710	0.4
19,487		Anthem, Inc.	9,572,404	0.4
39,982		Baxter International, Inc.	3,100,204	0.1
22,705		Becton Dickinson & Co.	6,039,530	0.2
11,630	(1)	Biogen, Inc.	2,449,278	0.1
112,850	(1)	Boston Scientific Corp.	4,998,127	0.2
173,516		Bristol-Myers Squibb Co.	12,671,873	0.5

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Health Care: (continued)
46,005	(1)	Centene Corp.	$3,873,161	0.2
25,891		Cigna Corp.	6,203,743	0.2
104,728		CVS Health Corp.	10,599,521	0.4
50,451		Danaher Corp.	14,798,792	0.6
49,153	(1)	Edwards Lifesciences Corp.	5,786,291	0.2
67,447		Eli Lilly & Co.	19,314,797	0.8
99,886		Gilead Sciences, Inc.	5,938,223	0.2
19,471		HCA Healthcare, Inc.	4,879,822	0.2
10,258		Humana, Inc.	4,463,974	0.2
11,604	(1)	Illumina, Inc.	4,054,438	0.2
28,190	(1)	Intuitive Surgical, Inc.	8,504,359	0.3
209,653		Johnson & Johnson	37,156,801	1.5
106,830		Medtronic PLC	11,852,789	0.5
201,584		Merck & Co., Inc.	16,539,967	0.7
26,916	(1)	Moderna, Inc.	4,636,550	0.2
444,207		Pfizer, Inc.	22,996,596	0.9
8,129	(1)	Regeneron Pharmaceuticals, Inc.	5,677,456	0.2
27,738		Stryker Corp.	7,415,754	0.3
31,262		Thermo Fisher Scientific, Inc.	18,464,900	0.7
74,856		UnitedHealth Group, Inc.	38,174,314	1.5
20,243	(1)	Vertex Pharmaceuticals, Inc.	5,282,816	0.2
37,776		Zoetis, Inc.	7,124,176	0.3
			355,186,851	14.1

		Industrials: 6.4%
45,341		3M Co.	6,750,368	0.3
42,609	(1)	Boeing Co.	8,159,623	0.3
43,055		Caterpillar, Inc.	9,593,515	0.4
175,859		CSX Corp.	6,585,919	0.3
22,189		Deere & Co.	9,218,642	0.4
31,670		Eaton Corp. PLC	4,806,239	0.2
47,456		Emerson Electric Co.	4,653,061	0.2
19,503		FedEx Corp.	4,512,799	0.2
19,787		General Dynamics Corp.	4,772,229	0.2
86,890		General Electric Co.	7,950,435	0.3
54,599		Honeywell International, Inc.	10,623,873	0.4
25,024		Illinois Tool Works, Inc.	5,240,026	0.2
55,809		Johnson Controls International plc	3,659,396	0.1
15,558		L3Harris Technologies, Inc.	3,865,696	0.1
19,309		Lockheed Martin Corp.	8,522,993	0.3
19,034		Norfolk Southern Corp.	5,428,877	0.2
11,644		Northrop Grumman Corp.	5,207,430	0.2
119,109		Raytheon Technologies Corp.	11,800,129	0.5
8,339		Roper Technologies, Inc.	3,937,926	0.2
128,370	(1)	Uber Technologies, Inc.	4,580,242	0.2
51,153		Union Pacific Corp.	13,975,511	0.5
57,586		United Parcel Service, Inc. - Class B	12,349,894	0.5
33,576		Waste Management, Inc.	5,321,796	0.2
			161,516,619	6.4

		Information Technology: 31.3%
50,602		Accenture PLC	17,064,512	0.7
37,490	(1)	Adobe, Inc.	17,081,194	0.7
129,995	(1)	Advanced Micro Devices, Inc.	14,213,653	0.6
41,722		Analog Devices, Inc.	6,891,640	0.3
1,228,246		Apple, Inc.	214,464,034	8.5
70,526		Applied Materials, Inc.	9,295,327	0.4
11,081	(1)	Atlassian Corp. PLC	3,255,930	0.1
17,516	(1)	Autodesk, Inc.	3,754,555	0.1
33,404		Automatic Data Processing, Inc.	7,600,746	0.3
38,164	(1)	Block, Inc. - USD	5,175,038	0.2
32,120		Broadcom, Inc.	20,225,322	0.8
336,261		Cisco Systems, Inc.	18,749,913	0.7
41,890		Cognizant Technology Solutions Corp.	3,756,276	0.2
21,549	(1)	Dell Technologies, Inc.	1,081,544	0.0
48,401		Fidelity National Information Services, Inc.	4,860,428	0.2
47,584	(1)	Fiserv, Inc.	4,825,018	0.2
22,497		Global Payments, Inc.	3,078,490	0.1
321,623		Intel Corp.	15,939,636	0.6
71,105		International Business Machines Corp.	9,245,072	0.4
21,122		Intuit, Inc.	10,156,303	0.4
12,062		KLA Corp.	4,415,416	0.2
17,934	(1)	Kyndryl Holdings, Inc.	235,294	0.0
11,189		Lam Research Corp.	6,015,318	0.2
68,691		Mastercard, Inc. - Class A	24,548,790	1.0
89,144		Micron Technology, Inc.	6,943,426	0.3
599,685		Microsoft Corp.	184,888,882	7.3
190,367		Nvidia Corp.	51,943,540	2.1
21,077		NXP Semiconductor NV - NXPI - US	3,900,931	0.2
128,277		Oracle Corp.	10,612,356	0.4
93,500	(1)	PayPal Holdings, Inc.	10,813,275	0.4
89,759		Qualcomm, Inc.	13,716,970	0.5
74,412	(1)	Salesforce.com, Inc.	15,799,156	0.6
15,884	(1)	ServiceNow, Inc.	8,845,641	0.4
16,094	(1)	Snowflake, Inc. - Class A	3,687,618	0.1
73,495		Texas Instruments, Inc.	13,484,863	0.5
13,239	(1)	Twilio, Inc.	2,181,920	0.1
132,034		Visa, Inc. - Class A	29,281,180	1.2
17,707		VMware, Inc.	2,016,296	0.1
15,251	(1)	Workday, Inc.	3,652,005	0.1
17,301	(1)	Zoom Video Communications, Inc.	2,028,196	0.1
			789,725,704	31.3

		Materials: 1.2%
17,587		Air Products & Chemicals, Inc.	4,395,167	0.2
58,562		Dow, Inc.	3,731,571	0.2
40,840		DuPont de Nemours, Inc.	3,005,007	0.1
19,885		Ecolab, Inc.	3,510,896	0.1
116,367		Freeport-McMoRan, Inc.	5,788,094	0.2
63,762		Newmont Corp.	5,065,891	0.2
19,127		Sherwin-Williams Co.	4,774,482	0.2
6,690		Southern Copper Corp.	507,771	0.0
			30,778,879	1.2

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate: 1.5%
35,910	American Tower Corp.	$9,021,310	0.4
34,274	Crown Castle International Corp.	6,326,981	0.2
22,313	Digital Realty Trust, Inc.	3,163,983	0.1
7,109	Equinix, Inc.	5,272,177	0.2
58,644	ProLogis, Inc.	9,469,833	0.4
11,987	Public Storage, Inc.	4,678,286	0.2
		37,932,570	1.5

	Utilities: 1.8%
39,804	American Electric Power Co., Inc.	3,971,245	0.2
25,879	Constellation Energy Corp.	1,455,694	0.1
64,082	Dominion Energy, Inc.	5,445,047	0.2
61,216	Duke Energy Corp.	6,835,379	0.3
77,637	Exelon Corp.	3,697,850	0.1
156,034	NextEra Energy, Inc.	13,217,640	0.5
25,430	Sempra Energy	4,275,292	0.2
84,154	Southern Co.	6,102,007	0.2
		45,000,154	1.8

	Total Common Stock
	(Cost $1,511,407,399)	2,504,704,274	99.2

EXCHANGE-TRADED FUNDS: 0.6%
148,200	iShares Russell Top 200 ETF	16,017,456	0.6

	Total Exchange-Traded Funds
	(Cost $15,868,886)	16,017,456	0.6

	Total Long-Term Investments
	(Cost $1,527,276,285)	2,520,721,730	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.2%
		Repurchase Agreements: 0.0%
618,153	(3)	Citigroup, Inc., Repurchase Agreement dated 03/31/22, 0.31%, due 04/01/22 (Repurchase Amount $618,158, collateralized by various U.S. Government Agency Obligations, 2.000%-10.000%, Market Value plus accrued interest $630,516, due 06/15/22-01/20/52)
		(Cost $618,153)	618,153	0.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
5,632,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.230%
	(Cost $5,632,000)	$5,632,000	0.2

	Total Short-Term Investments
	(Cost $6,250,153)	6,250,153	0.2

	Total Investments in Securities (Cost $1,533,526,438)	$2,526,971,883	100.0
	Liabilities in Excess of Other Assets	(440,457)	–
	Net Assets	$2,526,531,426	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of March 31, 2022.

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Common Stock*	$2,504,704,274	$–	$–	$2,504,704,274
Exchange-Traded Funds	16,017,456	–	–	16,017,456
Short-Term Investments	5,632,000	618,153	–	6,250,153
Total Investments, at fair value	$2,526,353,730	$618,153	$–	$2,526,971,883
Other Financial Instruments+
Futures	500,599	–	–	500,599
Total Assets	$2,526,854,329	$618,153	$–	$2,527,472,482

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2022, the following futures contracts were outstanding for Voya Russell™ Large Cap Index Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	32	06/17/22	$7,249,200	$500,599
			$7,249,200	$500,599

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,536,561,174.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$1,012,292,322
Gross Unrealized Depreciation	(21,381,014)
Net Unrealized Appreciation	$990,911,308